Warrants (Schedule Of Assumptions Used In Calculating Fair Value Of Warrants) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Warrant or Right [Line Items]
Trading market prices	$ 1.80	$ 1.91	$ 11.16
Estimated future volatility	100.00%	102.00%	105.00%
Dividend
Fundamental transaction likelihood	50.00%	50.00%	5.00%
Fundamental transaction timing	2020-07	2020-04
Fundamental transaction timing			End of warrant term
Minimum [Member]
Class of Warrant or Right [Line Items]
Estimated future risk-free rate	0.20%	1.57%	2.35%
Equivalent volatility	113.00%	85.00%	99.00%
Equivalent risk-free rate	0.13%	1.57%	2.51%
Maximum [Member]
Class of Warrant or Right [Line Items]
Estimated future risk-free rate	0.41%	1.72%	2.53%
Equivalent volatility	129.00%	94.00%	104.00%
Equivalent risk-free rate	0.19%	1.59%	2.55%